Expense Example	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	329	530	747	1,373	242	506	894	1,983	91	350	630	1,427	40	193	359	841	33	170	320	757	532	749	1,028	1,822	60	234	470	1,148	538	755	1,020	1,778	66	240	462	1,100